Employee Benefit Plan, Fair Value and NAV (Tables) - EBP 003 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV - Text Block
4. Fair Value Measurements
The framework for measuring fair value provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. Level inputs, as defined by the Financial Accounting Standards Board guidance for fair value measurements and disclosures, are as follows: Level 1, inputs are unadjusted, quoted prices for identical assets or liabilities in active markets at the measurement date; Level 2, inputs other than quoted prices included in Level 1 that are observable for the asset or liability through corroboration with market data; and Level 3, unobservable inputs that reflect management's best estimate of what market participants would use in pricing the asset or liability. Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.
The following methods and assumptions were used to determine the fair value of investments recorded at fair value in the statements of net assets available for benefits.
Elevance Health common stock: Valued at the closing price on the New York Stock Exchange on the last business day of the plan year.
Mutual funds: Valued at quoted market prices, which represent net asset value ("NAV") of shares held by the Plan.
Self-directed brokerage accounts: The self-directed brokerage account allows participants the opportunity to invest in a wide array of individual securities including stocks, mutual funds, exchange-traded funds, unit investment trusts, corporate bonds, U.S. Treasury securities, and certificates of deposits, which are primarily valued using quoted prices in active markets.
Collective investment trusts (CITs): Valued based on the NAV of the units of a collective trust. The NAV, as provided by the trustee, is used as a practical expedient to estimate fair value. The NAV is based on the fair value of the underlying investments held by the trust less its liabilities. There are no restrictions on redemptions from the CITs and no unfunded commitments.
The following table sets forth by level within the fair value hierarchy a summary of the EH Master Trust investments by general types measured at fair value on a recurring basis as of December 31, 2025:

December 31, 2025	Total	Level 1	Level 2	Level 3
Elevance Health common stock	$352,309,761	$352,309,761	$—	$—
Mutual funds	302,657,683	302,657,683	—	—
Self-directed brokerage accounts	316,803,497	312,048,032	4,544,392	211,073
Investments measured at fair value	971,770,941	967,015,476	4,544,392	211,073
Investments measured at NAV	12,095,039,709
Total investments at fair value	$13,066,810,650

The following table sets forth by level within the fair value hierarchy a summary of the EH Master Trust investments by general types measured at fair value on a recurring basis as of December 31, 2024:

December 31, 2024	Total	Level 1	Level 2	Level 3
Elevance Health common stock	$408,045,086	$408,045,086	$—	$—
Mutual funds	329,248,156	329,248,156	—	—
Self-directed brokerage accounts	250,803,504	246,848,476	3,920,987	34,041
Investments measured at fair value	988,096,746	984,141,718	3,920,987	34,041
Investments measured at NAV	10,874,772,817
Total investments at fair value	$11,862,869,563

Our Level 3 securities as of December 31, 2025 and December 31, 2024 primarily consisted of certain corporate fixed maturity securities for which observable inputs were not always available. The fair values of these securities were estimated using inputs including, but not limited to, credit spreads, default rates and benchmark yields. There were no material transfers in or out of Level 3 during either the year ended December 31, 2025 or the year ended December 31, 2024.

EBP, Investment, Fair Value and NAV - Table Text Block
The following table sets forth by level within the fair value hierarchy a summary of the EH Master Trust investments by general types measured at fair value on a recurring basis as of December 31, 2025:

December 31, 2025	Total	Level 1	Level 2	Level 3
Elevance Health common stock	$352,309,761	$352,309,761	$—	$—
Mutual funds	302,657,683	302,657,683	—	—
Self-directed brokerage accounts	316,803,497	312,048,032	4,544,392	211,073
Investments measured at fair value	971,770,941	967,015,476	4,544,392	211,073
Investments measured at NAV	12,095,039,709
Total investments at fair value	$13,066,810,650

The following table sets forth by level within the fair value hierarchy a summary of the EH Master Trust investments by general types measured at fair value on a recurring basis as of December 31, 2024:

December 31, 2024	Total	Level 1	Level 2	Level 3
Elevance Health common stock	$408,045,086	$408,045,086	$—	$—
Mutual funds	329,248,156	329,248,156	—	—
Self-directed brokerage accounts	250,803,504	246,848,476	3,920,987	34,041
Investments measured at fair value	988,096,746	984,141,718	3,920,987	34,041
Investments measured at NAV	10,874,772,817
Total investments at fair value	$11,862,869,563

EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 13,066,810,650	$ 11,862,869,563
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	971,770,941	988,096,746
Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	967,015,476	984,141,718
Fair Value, Inputs, Level 2
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	4,544,392	3,920,987
Fair Value, Inputs, Level 3
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	211,073	34,041
Fair Value Measured at Net Asset Value Per Share
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	12,095,039,709	10,874,772,817
Company common stock, at fair value | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	352,309,761	408,045,086
Company common stock, at fair value | Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	352,309,761	408,045,086
Company common stock, at fair value | Fair Value, Inputs, Level 2
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Company common stock, at fair value | Fair Value, Inputs, Level 3
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Mutual Fund | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	302,657,683	329,248,156
Mutual Fund | Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	302,657,683	329,248,156
Mutual Fund | Fair Value, Inputs, Level 2
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Mutual Fund | Fair Value, Inputs, Level 3
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Self-directed brokerage accounts | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	316,803,497	250,803,504
Self-directed brokerage accounts | Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	312,048,032	246,848,476
Self-directed brokerage accounts | Fair Value, Inputs, Level 2
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	4,544,392	3,920,987
Self-directed brokerage accounts | Fair Value, Inputs, Level 3
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 211,073	$ 34,041